Risk management - Information on the estimation of impairment losses (Details) € in Millions	Dec. 31, 2020 EUR (€)
Credit risk
Loans subject to continuous monitoring of credit quality of customers	€ 23,000
Percentage of secured loans subject to continuous monitoring of credit quality of customers	78.00%
Provisions including impact of expected losses from pandemic	€ 12,173
Percentage of total provisions for the most relevant units of the Group	96.00%
Credit risk
Credit risk
Payment moratoria granted	€ 112,000
Percentage of payment moratoria granted that expired	79.00%
Payment moratoria granted that expired	€ 89,000
Credit risk | Financial instruments credit-impaired
Credit risk
Payment moratoria, performance percentage	3.00%
Credit risk | Residential Mortgage
Credit risk
Percentage of payment moratoria granted that expired	63.00%
Credit risk | Residential Mortgage | United Kingdom
Credit risk
Average loan to value ratio (as a percent) (less than)	50.00%